Shareholder Report, Holdings (Details) - C000243281	Oct. 31, 2025
Universal Music Group8895248
Holdings [Line Items]
Percent of Total Investments	9.20%
Spotify Technology8895278
Holdings [Line Items]
Percent of Total Investments	9.10%
Live Nation Entertainment8895266
Holdings [Line Items]
Percent of Total Investments	8.90%
Tencent Music Entertainment Group8895252
Holdings [Line Items]
Percent of Total Investments	6.50%
Amazon.com8895259
Holdings [Line Items]
Percent of Total Investments	5.60%
CTS Eventim8895202
Holdings [Line Items]
Percent of Total Investments	5.40%
Alphabet8895256
Holdings [Line Items]
Percent of Total Investments	5.40%
HYBE8895232
Holdings [Line Items]
Percent of Total Investments	5.30%
Apple8895262
Holdings [Line Items]
Percent of Total Investments	5.10%
Sonos8895271
Holdings [Line Items]
Percent of Total Investments	5.00%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	73.50%